INCOME TAX MATTERS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Matters
Accounting net loss before tax	€ (67,047)	€ (14,769)	€ (16,146)
At Codere Online statutory income tax rate *	11,398	3,692	4,037
Tax effect unrecognized tax losses and permanent differences	(17,705)	(5,395)	(7,409)
Utilisation of previously unrecognised tax losses	(1,000)
Effect of different rates in different jurisdictions	6,341	3,095	2,987
Adjustment of prior year taxes		118	437
Income tax benefit/(expense)	€ (966)	€ (1,510)	€ 53
Effective tax rate	100.00%	1022.00%	33.00%
Current tax expense	€ (966)	€ (1,510)	€ 53
Deferred tax benefit/(expense)
Total income tax benefit/(expense)	€ (966)	€ (1,510)	€ 53